REDEEMABLE JUNIOR PREFERRED SHARES	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
REDEEMABLE JUNIOR PREFERRED SHARES	REDEEMABLE JUNIOR PREFERRED SHARES
As at December 31, 2022 and 2021, the Company is authorized to issue:
i.1,000,000,000 Class A Junior Preferred Shares (issuable in series) with a par value of $25 per share;
ii.1,000,000,000 Class B Junior Preferred Shares (issuable in series) with a par value of CAD$25 per share.
The redeemable junior preferred shares of the Company as at December 31, 2022 and December 31, 2021 comprises the following:

	December 31, 2022		December 31, 2021
	Number of shares	Value	Number of shares	Value
Issued
Class A junior preferred shares	100,460,280	$2,580	—	—

The movement of shares issued and outstanding is as follows:\

AS AT AND FOR THE YEAR ENDED DEC.31, 2022	Number of shares	Carrying value
Outstanding, beginning of year	—	—
Issuances	100,460,280	$2,512
Dividends	—	68
Outstanding, end of year	100,460,280	$2,580
On May 25, 2022, the Company issued 98,351,547 class A junior preferred shares for $2.5 billion to Brookfield. On December 9, 2022, the Company issued 2,108,733 class A junior preferred shares for $53 million to Brookfield. As at December 31, 2022, the redemption value equals to the carrying value.